Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Balance at beginning	$ 2,510	$ 2,502
Acquisition	9	2
Impact of foreign exchange	(15)	6
Balance at ending	2,504	2,510
Agricultural Equipment Segment [Member]
Goodwill [Line Items]
Balance at beginning	1,671	1,668
Impact of foreign exchange	(14)	3
Balance at ending	1,657	1,671
Construction Equipment Segment [Member]
Goodwill [Line Items]
Balance at beginning	597	597
Acquisition	9
Impact of foreign exchange
Balance at ending	606	597
Truck and Commercial Vehicles Segment [Member]
Goodwill [Line Items]
Balance at beginning	69	67
Impact of foreign exchange	2	2
Balance at ending	71	69
Powertrain Segment [Member]
Goodwill [Line Items]
Balance at beginning	6	6
Acquisition
Impact of foreign exchange
Balance at ending	6	6
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at beginning	167	164
Acquisition		2
Impact of foreign exchange	(3)	1
Balance at ending	$ 164	$ 167